Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
March 31, 2024
OFR-NPRT1-0524
1.814656.119
Municipal Bonds - 88.6%
	Principal Amount (a)	Value ($)
Ohio - 87.0%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,016,727
Series 2016:
5% 11/15/26	535,000	550,882
5.25% 11/15/32	1,000,000	1,043,867
5.25% 11/15/34	1,500,000	1,559,805
5.25% 11/15/41	10,545,000	10,788,102
5.25% 11/15/46	2,650,000	2,695,027
Series 2020, 3% 11/15/40	5,400,000	4,287,286
Akron Income Tax Rev. Series 2022:
4% 12/1/28	1,380,000	1,431,976
4% 12/1/29	1,500,000	1,573,245
4% 12/1/30	1,210,000	1,269,451
4% 12/1/31	1,105,000	1,156,462
4% 12/1/32	1,285,000	1,345,832
4% 12/1/33	1,300,000	1,357,780
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,077,946
5% 8/1/42	4,175,000	4,330,902
Series 2020 A:
4% 12/1/40	11,880,000	11,873,418
5% 12/1/35	750,000	829,695
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/28	10,000,000	10,690,437
5% 2/15/39	4,250,000	4,842,368
Bath Loc School District Series 2020, 2.125% 12/1/40 (Build America Mutual Assurance Insured)	670,000	490,997
Bowling Green City School District Series 2024 A, 4% 10/1/44	1,980,000	1,965,017
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	1,500,000	1,144,774
4% 6/1/37	5,975,000	6,070,305
4% 6/1/38	1,000,000	1,009,574
4% 6/1/39	1,000,000	1,005,885
4% 6/1/48	5,750,000	5,336,817
5% 6/1/27	1,000,000	1,049,712
5% 6/1/35	2,000,000	2,175,058
5% 6/1/36	2,000,000	2,163,656
Series 2020 B2, 5% 6/1/55	1,400,000	1,323,935
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,604,789
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,799,297
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	3,066,167
Series 2019 B:
5% 1/1/25 (b)	1,125,000	1,132,003
5% 1/1/26 (b)	710,000	724,124
5% 1/1/27 (b)	700,000	725,130
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	25,000	25,032
Series 2021 A:
3% 12/1/31	270,000	266,827
3% 12/1/35	370,000	352,188
3% 12/1/36	430,000	403,001
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/33	600,000	646,803
5% 10/1/36	700,000	748,927
5% 10/1/39	2,040,000	2,158,724
5% 10/1/43	5,000,000	5,238,349
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016, 5% 11/15/36	450,000	457,393
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	444,564
4% 12/1/34	370,000	386,500
4% 12/1/35	620,000	642,904
4% 12/1/36	1,400,000	1,432,532
4% 12/1/37	1,115,000	1,133,188
4% 12/1/38	650,000	657,211
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	394,633
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	845,228
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,068,778
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	880,193
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,028,124
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,018,307
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,009,406
Cleveland-Cuyahoga County Port Auth. (The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/46	850,000	816,651
4% 7/1/51	1,000,000	931,771
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,419,831
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34	1,865,000	2,042,007
5% 8/1/35	1,910,000	2,083,414
5% 8/1/36	2,065,000	2,236,883
5% 8/1/37	2,170,000	2,330,085
5.5% 8/1/47	3,000,000	3,197,697
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	4,028,505
4% 1/1/37	3,755,000	3,895,718
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	348,804
5% 1/1/30	250,000	271,648
5% 1/1/31	525,000	571,710
5% 1/1/32	500,000	544,147
5% 1/1/33	400,000	435,923
5% 1/1/34	300,000	328,146
5% 1/1/35	500,000	547,458
5% 1/1/36	440,000	480,154
5% 1/1/37	400,000	433,081
5% 1/1/39	1,400,000	1,499,069
5% 1/1/40	1,620,000	1,728,438
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,780,957
5% 2/15/27	1,700,000	1,752,124
5% 2/15/28	2,385,000	2,440,358
5% 2/15/30	3,000,000	3,081,269
5% 2/15/31	1,500,000	1,540,991
5% 2/15/32	1,450,000	1,489,349
5% 2/15/42	5,135,000	5,188,789
Dublin City School District Series 2024:
5% 12/1/27	625,000	674,417
5% 12/1/28	285,000	313,862
5% 12/1/29	250,000	280,646
5% 12/1/30	300,000	343,166
5% 12/1/31	270,000	313,609
5% 12/1/32	300,000	353,946
5% 12/1/33	315,000	376,261
5% 12/1/34	250,000	297,901
5% 12/1/35	525,000	619,789
5% 12/1/36	500,000	584,736
5% 12/1/37	500,000	579,363
5% 12/1/38	300,000	345,210
5% 12/1/39	275,000	315,803
5% 12/1/40	400,000	454,607
5% 12/1/41	500,000	565,499
5% 12/1/42	600,000	673,015
5% 12/1/44	800,000	890,369
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,572,130
Forest Hills Local School District Series 2015, 3.5% 12/1/33	790,000	781,031
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,469,787
5% 12/1/51	6,000,000	5,852,158
Franklin County Hosp. Facilities Rev. Series 2016 C, 4% 11/1/40	3,000,000	2,987,639
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/27	3,825,000	3,825,550
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/31	1,350,000	1,365,201
Series 2023 A, 5.25% 1/1/38	1,755,000	1,801,905
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	1,275,000	1,275,038
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,164,434
Series 2020 A:
5% 5/1/45	1,250,000	1,330,321
5% 5/1/50	1,700,000	1,790,369
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	785,734
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,289,935
Series 2019, 5% 8/1/24	655,000	656,456
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,639,724
5% 8/1/49	1,750,000	1,781,588
Miami Univ. Series 2022 A:
5% 9/1/29	545,000	604,230
5% 9/1/30	500,000	564,737
5% 9/1/31	700,000	803,235
5% 9/1/32	735,000	839,130
5% 9/1/33	780,000	890,137
Middleburg Heights Hosp. Rev.:
Series 2020 A:
4% 8/1/41	905,000	876,648
4% 8/1/47	3,000,000	2,767,685
Series 2021 A, 4% 8/1/41	3,000,000	2,914,322
Milford Exempt Village School District Series 2015, 3.5% 12/1/31	500,000	501,230
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
3% 8/1/51	4,880,000	3,529,426
4% 8/1/37	1,125,000	1,144,823
4% 8/1/41	850,000	841,170
4% 8/1/51	2,000,000	1,807,004
5% 8/1/32	750,000	827,835
5% 8/1/36	1,225,000	1,339,105
5% 8/1/38	1,000,000	1,075,502
5% 8/1/39	1,100,000	1,179,329
Series 2021, 4% 8/1/46	1,230,000	1,177,543
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev.:
Series 2016, 3% 11/15/36	250,000	237,514
Series 2019, 3% 11/15/34	1,385,000	1,349,940
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/35	1,450,000	1,527,993
5% 10/1/36	1,250,000	1,311,760
5% 10/1/37	1,430,000	1,493,942
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2019 B:
5% 12/1/37	835,000	906,221
5% 12/1/38	1,100,000	1,188,386
5% 12/1/39	775,000	836,081
(Denison Univ. 2021 Proj.) Series 2021:
5% 11/1/30	300,000	338,804
5% 11/1/33	300,000	335,276
5% 11/1/35	300,000	333,317
5% 11/1/41	300,000	321,331
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,723,950
5% 7/1/39	2,640,000	2,866,304
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	405,252
4% 7/1/37	450,000	454,899
5% 7/1/28	400,000	421,410
5% 7/1/29	735,000	774,596
5% 7/1/30	300,000	316,544
5% 7/1/31	400,000	421,758
5% 7/1/33	650,000	684,433
5% 7/1/35	1,550,000	1,627,504
5% 7/1/42	1,400,000	1,448,507
(Oberlin College 2023 Proj.):
Series 2023 A, 5.25% 10/1/53	8,955,000	9,849,933
Series 2023 B:
5% 10/1/37	1,270,000	1,459,392
5% 10/1/38	1,330,000	1,515,039
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,107,587
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,567,511
5% 9/1/45	4,255,000	4,430,214
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,031,583
(Univ. of Dayton 2020 Proj.) Series 2020:
3% 2/1/37	1,335,000	1,182,879
4% 2/1/36	900,000	924,643
5% 2/1/34	1,000,000	1,102,201
5% 2/1/35	800,000	880,742
(Univ. of Dayton Proj.) Series 2018 B:
4% 12/1/33	1,155,000	1,185,416
5% 12/1/29	1,310,000	1,409,793
5% 12/1/31	1,130,000	1,211,549
5% 12/1/35	1,000,000	1,069,908
5% 12/1/36	1,000,000	1,064,815
(Xavier Univ. Proj.) Series 2015 C, 5% 5/1/29	855,000	870,783
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,651,228
Series 2019, 4% 10/1/49	3,270,000	3,061,485
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/32	1,580,000	1,828,024
5% 1/1/35	230,000	264,428
5% 1/1/36	540,000	618,321
5% 1/1/37	250,000	283,568
5% 1/1/38	855,000	960,353
5% 1/1/39	925,000	1,031,487
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (c)	5,685,000	5,551,360
Series 2020 A, 4% 1/15/50	1,000,000	921,568
Series 2020:
3% 1/15/45	2,500,000	1,927,194
4% 11/15/37	1,025,000	979,964
4% 11/15/39	1,115,000	1,052,630
4% 11/15/40	1,110,000	1,041,122
4% 11/15/41	1,175,000	1,090,760
5% 11/15/33	1,270,000	1,339,437
5% 11/15/35	1,465,000	1,536,743
Series 2021 A, 3% 1/15/46	5,000,000	3,774,002
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. - Backed Securities Prog.) Series 2021 C, 2.7% 9/1/46	3,900,000	2,873,493
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (b)	260,000	258,648
Series 2019 B, 4.5% 3/1/50	3,535,000	3,542,093
(Mtg.-Backed Secrities Prog.) Series 2023 A, 5.5% 3/1/53	3,950,000	4,153,792
(Mtg.-Backed Securities Prog.):
Series 2020 A, 2.75% 9/1/40	2,335,000	1,927,937
Series 2022 A:
2.3% 3/1/33	1,910,000	1,659,633
5% 3/1/30	400,000	435,420
5% 3/1/31	600,000	661,762
5% 9/1/31	640,000	709,940
Series 2021 C, 3.25% 3/1/51	6,785,000	6,588,169
Series 2022 B, 5% 3/1/52	2,745,000	2,818,272
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,026,404
Series 2021 A:
5% 4/1/37	1,680,000	1,872,087
5% 4/1/38	1,000,000	1,102,618
5% 4/1/39	1,000,000	1,098,698
5% 4/1/40	1,110,000	1,213,555
5% 4/1/41	750,000	816,449
Ohio State Univ. Gen. Receipts Series 2023 C, 5.25% 12/1/46	10,000,000	11,342,602
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,377,649
Series A, 5% 2/15/46	7,500,000	8,045,657
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2019 B, 3% 12/1/33	435,000	429,581
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,178,672
Series 2021, 4% 12/1/31	710,000	669,268
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,043,955
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,155,639
5% 2/15/30	3,860,000	3,943,935
5% 2/15/32	2,550,000	2,596,441
5% 2/15/33	2,460,000	2,501,039
5% 2/15/34	4,450,000	4,527,524
Univ. of Cincinnati Gen. Receipts:
Series 2016 A:
5% 6/1/32	745,000	770,413
5% 6/1/34	585,000	604,584
Series 2019 A, 3% 6/1/39	3,000,000	2,600,326
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	620,810
5% 6/1/27	350,000	369,373
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,519,050
5% 12/1/29	825,000	864,349
5% 12/1/31	750,000	787,110
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	200,000	208,846
6% 12/1/29	215,000	225,972
6% 12/1/30	230,000	243,131
6% 12/1/31	245,000	259,042
West Carrollton Ohio City Schd Series 2020 A, 3% 12/1/44	2,150,000	1,736,791
Wright State Univ. Gen. Receipts Series 2022 A:
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	497,188
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	537,312
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	573,599
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	606,935
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	656,638
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	262,020
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	282,500
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	296,676
TOTAL OHIO		435,423,508
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	1,455,000	1,525,320
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	1,072,162
5.625% 7/1/27	190,000	202,040
5.625% 7/1/29	590,000	645,446
5.75% 7/1/31	1,395,000	1,571,472
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,515,000	1,143,729
Series 2019 A2, 4.329% 7/1/40	1,860,000	1,860,536
TOTAL PUERTO RICO		8,020,705
TOTAL MUNICIPAL BONDS (Cost $453,566,035)		443,444,213

Municipal Notes - 4.6%
	Principal Amount (a)	Value ($)
Ohio - 4.6%
East Alabama Health Care Auth. Participating VRDN Series BAML 5036, 4.11% 3/29/24 (Liquidity Facility Bank of America NA) (c)(e)(f)	1,750,000	1,750,000
Franklin County Rev. Participating VRDN Series 2022 D1, 3.74% 3/29/24 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	9,495,000	9,495,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 3.95% 3/29/24 (Liquidity Facility Barclays Bank PLC), VRDN (c)	8,920,000	8,920,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Floater BAML 50 40, 4.06% 3/29/24 (Liquidity Facility Bank of America NA) (c)(e)(f)	3,000,000	3,000,000

TOTAL MUNICIPAL NOTES (Cost $23,165,000)		23,165,000

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (g)(h) (Cost $29,092,429)	29,085,240	29,093,953

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $505,823,464)	495,703,166
NET OTHER ASSETS (LIABILITIES) - 1.0%	5,046,733
NET ASSETS - 100.0%	500,749,899

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,525,320 or 0.3% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	22,416,404	28,654,091	21,977,007	205,085	(1,074)	1,539	29,093,953	1.4%
Total	22,416,404	28,654,091	21,977,007	205,085	(1,074)	1,539	29,093,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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